LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
Loans And Leases Receivable Gross Carrying Amount [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 13: LOANS AND ALLOWANCE FOR LOAN LOSSES

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2010 and 2011 comprised:
	2010			2011
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)
Consumer:
Residential mortgages	19,544,275	4,725,702	24,269,977	18,762,689	4,148,062	22,910,751
Credit card	1,773,156	3,503,593	5,276,749	1,527,119	3,763,261	5,290,380
Auto financing	405,734	205,996	611,730	308,598	144,085	452,683
Other consumer	4,852,444	3,084,471	7,936,915	4,763,063	2,990,411	7,753,474
Total consumer	26,575,609	11,519,762	38,095,371	25,361,469	11,045,819	36,407,288
Commercial:
Industry and mining	3,675,468	2,974,037	6,649,505	4,084,213	3,020,134	7,104,347
Small scale industry	2,090,239	1,449,556	3,539,795	1,962,344	1,295,509	3,257,853
Trade	7,788,532	3,784,789	11,573,321	7,374,620	3,600,619	10,975,239
Construction	1,226,936	1,597,771	2,824,707	1,131,868	1,629,284	2,761,152
Tourism	484,394	396,622	881,016	479,955	279,303	759,258
Shipping and transportation	2,152,631	780,670	2,933,301	2,216,777	799,940	3,016,717
Commercial mortgages	880,697	700,715	1,581,412	774,709	647,331	1,422,040
Public sector	8,860,862	392,521	9,253,383	8,711,152	280,712	8,991,864
Other	247,319	1,707,828	1,955,147	88,376	1,479,101	1,567,477
Total commercial	27,407,078	13,784,509	41,191,587	26,824,014	13,031,933	39,855,947
Total loans	53,982,687	25,304,271	79,286,958	52,185,483	24,077,752	76,263,235
Unearned income	(58,824)	(189,694)	(248,518)	(92,749)	(167,629)	(260,378)
Loans, net of unearned income	53,923,863	25,114,577	79,038,440	52,092,734	23,910,123	76,002,857
Less: Allowance for loan losses	(2,122,803)	(1,052,602)	(3,175,405)	(5,433,828)	(1,116,807)	(6,550,635)
Total Net Loans	51,801,060	24,061,975	75,863,035	46,658,906	22,793,316	69,452,222

Included in the above table for 2010 and 2011 are loans that are economically hedged for interest rate risk, for which the Group elected the fair value option. The fair value and outstanding principal balance of these loans at December 31, 2011 was EUR 277,247 thousand and EUR  266,258 thousand respectively (EUR 559,107 thousand and EUR  517,210 thousand respectively at December 31, 2010). Net gains / (losses) resulting from changes in the fair value of these loans of EUR (9,947) thousand and EUR (25,757) thousand in 2010 and 2011 respectively were recorded in net interest income before provision for loan losses.

Also, included in the above tables are loans for lease financing amounting to EUR  1,847,008 thousand and EUR  1,634,225 thousand in 2010 and 2011 respectively.

Loans: Credit quality indicators

The Group actively monitors the credit quality of its loan portfolio using several credit quality indicators. The credit quality indicators considered to be the most significant are the delinquency status for all loans, and the credit rating for commercial loans. The days past due is the credit quality indicator the most relevant to the loans in our consumer loans portfolio. In accordance with our policies, the number of days past due is the key factor the Group considers when determining the appropriate course of action. For instance, the actions to pursue collection increase as the number of days past due increases. Furthermore, days past due is also a key factor considered in determining the loans that are eligible for our restructuring programs.

Ageing of loan portfolio

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2010 and 2011:
	December 31, 2010
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	932,421	1,804,213	2,736,634	16,807,641	-	19,544,275	582,407	1,221,806
Credit card	106,041	490,398	596,439	1,176,717	-	1,773,156	46,866	443,532
Other consumer	286,487	1,145,713	1,432,200	3,825,978	-	5,258,178	36,534	1,109,179
Small business loans	197,777	745,299	943,076	3,279,205	-	4,222,281	23,482	721,817
Other commercial loans	281,222	893,968	1,175,190	22,009,607	-	23,184,797	41,997	851,971
Total Greek loans	1,803,948	5,079,591	6,883,539	47,099,148	-	53,982,687	731,286	4,348,305

Foreign
Residential mortgages	204,578	158,984	363,562	3,811,916	550,224	4,725,702	97	158,887
Credit card	77,014	327,366	404,380	3,099,213	-	3,503,593	-	327,366
Other consumer	140,375	351,502	491,877	2,798,590	-	3,290,467	780	350,722
Small business loans	150,102	403,044	553,146	1,168,265	-	1,721,411	67,684	335,360
Other commercial loans	494,221	1,104,962	1,599,183	10,455,032	8,883	12,063,098	200,315	904,646
Total Foreign loans	1,066,290	2,345,858	3,412,148	21,333,016	559,107	25,304,271	268,876	2,076,981
Total loans	2,870,238	7,425,449	10,295,687	68,432,164	559,107	79,286,958	1,000,162	6,425,286

	December 31, 2011
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	1,180,533	2,629,140	3,809,673	14,953,016	-	18,762,689	591,445	2,798,058
Credit card	64,609	540,059	604,668	922,451	-	1,527,119	22,561	517,498
Other consumer	326,768	1,669,764	1,996,532	3,075,129	-	5,071,661	71,133	1,994,051
Small business loans	213,343	1,094,178	1,307,521	2,562,702	-	3,870,223	15,488	1,477,372
Other commercial loans	285,165	1,753,830	2,038,995	20,914,796	-	22,953,791	69,278	1,936,790
Total Greek loans	2,070,418	7,686,971	9,757,389	42,428,094	-	52,185,483	769,905	8,723,769

Foreign
Residential mortgages	203,456	177,586	381,042	3,492,116	274,904	4,148,062	174	248,797
Credit card	116,981	341,014	457,995	3,305,266	-	3,763,261	-	360,289
Other consumer	169,789	398,985	568,774	2,565,722	-	3,134,496	253	505,627
Small business loans	98,124	511,061	609,185	1,648,877	-	2,258,062	677	582,707
Other commercial loans	339,631	984,436	1,324,067	9,447,461	2,343	10,773,871	155,977	1,045,752
Total Foreign loans	927,981	2,413,082	3,341,063	20,459,442	277,247	24,077,752	157,081	2,743,172
Total loans	2,998,399	10,100,053	13,098,452	62,887,536	277,247	76,263,235	926,986	11,466,941

(1) loans less than 30 days past due are included in current loans

Credit ratings of commercial loans
According to the Group's credit policy, all corporate customers are rated on a 22-grade scale. This rating is based on quantitative and qualitative criteria and is reviewed at least annually. Additionally, each of the Bank’s and its subsidiaries' rating systems consider the borrower's industry risk and its relative position within its peer group.Small Business loans are rated through abehavioral model on a 14-grade scale. The ratings scale fro corporate and Small Business customers corresponds to likelihood of default. Customers classified as "Satisfactory" have low likelihood of default, customers classified as "Watchlist" have medium to high likelihood of default and customers classified as Substandard are already defaulted.
The following table presents commercial loans credit quality information as at December 31, 2010 and 2011:

	December 31, 2010			December 31, 2011
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in thousands)			(EUR in thousands)
Greek
Satisfactory	1,317,834	20,428,464	21,746,298	906,577	11,283,505	12,190,082
Watchlist	1,889,368	2,021,343	3,910,711	1,528,817	9,486,380	11,015,197
Substandard	1,015,079	734,990	1,750,069	1,434,829	2,183,906	3,618,735
	4,222,281	23,184,797	27,407,078	3,870,223	22,953,791	26,824,014
Foreign
Satisfactory	1,121,790	10,529,810	11,651,600	1,156,800	9,800,548	10,957,348
Watchlist	192,343	819,501	1,011,844	687,173	769,048	1,456,221
Substandard	407,278	713,787	1,121,065	414,089	204,275	618,364
	1,721,411	12,063,098	13,784,509	2,258,062	10,773,871	13,031,933

Total	5,943,692	35,247,895	41,191,587	6,128,285	33,727,662	39,855,947

The increase in Greek watchlisted loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI.

Impaired loans
Impaired loans are those loans where the Group believes it is probable that it will not collect all amounts due according to the original contractual terms of the loan. Impaired loans include loans whose terms have been modified in troubled debt restructuring due to borrower's financial difficulties and to which the group has granted a concession to the borrower.

The following table presents information about total impaired loans at and for the period ending December 31, 2010 and 2011:

	At and for the year ended December 31, 2010
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Other commercial loans	39,691	-	40,342	-	-

With related allowance:
Residential mortgages	1,733,171	(201,261)	1,251,762	3,623	3,857
Credit cards	490,513	(318,815)	423,935	9,594	46
Other consumer loans	1,413,059	(564,400)	983,960	9,914	9,117
Small business loans	1,060,754	(362,827)	745,503	4,960	67
Other Commercial loans	893,384	(572,631)	758,007	10,982	10,982
Total Greek impaired loans	5,630,572	(2,019,934)	4,203,509	39,073	24,069

Foreign
With no related allowance:
Residential mortgages	58	-	58	-	-
Other consumer loans	172	-	87	-	-
Small business loans	175,366	-	146,531	17,616	-
Other Commercial loans	195,032	-	188,933	16,562	-

With related allowance:
Residential mortgages	122,052	(39,052)	106,753	8	586
Credit cards	318,868	(211,212)	288,394	-	15,344
Other consumer loans	305,615	(189,702)	279,818	4,536	15,853
Small business loans	373,159	(101,364)	216,889	6,367	39
Other Commercial loans	1,265,081	(367,743)	1,164,736	32,353	30,851
Total Foreign impaired loans	2,755,403	(909,073)	2,392,199	77,442	62,673

	At and for the year ended December 31, 2011
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Residential mortgages	20,749	-	20,469	-	-
Consumer loans	35,760	-	34,810	1,899	-
Small business loans	2,770	-	-	-	-
Other commercial loans	300,323	-	107,137	2,344	-

With related allowance:
Residential mortgages	2,798,057	(464,239)	2,264,525	-	20,433
Credit cards	540,059	(398,737)	511,309	5,251	40
Other consumer loans	1,994,087	(983,433)	1,709,580	3,447	17,347
Small business loans	1,493,055	(555,348)	1,250,425	2,247	68
Other Commercial loans	9,366,605	(2,886,287)	3,046,392	30,264	5,529
Total Greek impaired loans	16,551,465	(5,288,044)	8,944,647	45,452	43,417

Foreign
With no related allowance:
Residential mortgages	299	-	-	-	-
Other consumer loans	208	-	14	-	-
Small business loans	3,866	-	479	-	-
Other Commercial loans	92,174	-	54,508	-	113

With related allowance:
Residential mortgages	234,935	(50,065)	199,139	7,378	810
Credit cards	354,851	(243,331)	322,110	5	18,329
Other consumer loans	502,651	(283,580)	444,415	12,408	17,824
Small business loans	609,818	(170,255)	551,683	20,032	337
Other Commercial loans	1,591,724	(330,580)	1,318,137	65,680	26,756
Total Foreign impaired loans	3,390,526	(1,077,811)	2,890,485	105,503	64,169

The increase in Greek impaired loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI.

			2009	2010	2011
			(EUR in thousands)
Average recorded investment in impaired loans			3,035,646	6,595,708	11,835,132
Interest income recognized on a cash basis			30,377	86,742	107,586

Roll forward of impaired loans
The following table presents the roll-forward of impaired loans for the years ended, December 31, 2010 and 2011:

	2010	2011
	(EUR in thousands)
Opening balance as of January 1,	4,965,712	8,385,975
Impaired loans in the period	4,102,230	12,712,334
Loans transferred to non-impaired status	(174,282)	(238,211)
Impaired loans paid-off	(394,035)	(450,205)
Sale of impaired loans	0	(107,244)
Impaired loans written-off	(140,371)	(169,512)
Foreign Exchange differences	26,721	(191,146)
Closing balance as of December 31,	8,385,975	19,941,991

The increase in new impaired loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI

Allowance for loan losses

An analysis of the change in the allowance for loan losses for the years ended December 31, follows:
	2009	2010			2011
	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in thousands)
Balance at beginning of year	1,232,626	1,004,147	1,061,031	2,065,178	1,677,340	1,498,065	3,175,405
Provision for loan losses	998,448	711,805	493,190	1,204,995	999,000	1,384,529	2,383,529
Provision for loans eligible to PSI[1]	0	0	0	0	0	1,319,740	1,319,740
Write-offs	(196,312)	(53,743)	(86,628)	(140,371)	(85,451)	(84,061)	(169,512)
Recoveries	29,663	11,078	12,171	23,249	23,635	7,565	31,200
Net Write-offs	(166,649)	(42,665)	(74,457)	(117,122)	(61,816)	(76,496)	(138,312)
Sale of impaired loans	0	0	0	0	0	(107,244)	(107,244)
Translation differences	753	4,053	18,301	22,354	(53,496)	(28,987)	(82,483)
Allowance at end of year	2,065,178	1,677,340	1,498,065	3,175,405	2,561,028	3,989,607	6,550,635

1	Provision due to PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI.

In addition to loans eligible to PSI, the Group has granted a loan to the Greek State, loans to Greek public sector entities, which are guaranteed by the Greek State and loans to corporate and individuals guaranteed by the Greek State at December, 31 2011.
The Group has conducted impairment assessment individually or collectively, for all its exposures related to the Greek State. Allowances for loan losses have been accounted where deemed appropriate.

Total exposure to the Greek State and its related allowance at December 31, 2011, are the following:
	Total loans	Allowance for loan losses
	(EUR in thousands)
Loan to Greek state	5,160,819	-400,609
Loans eligible to PSI	1,779,022	-1,319,739
Loans to public sector entities	905,007	-134,883
Corporate and Small Business loans	766,551	-98,425
Mortgage loans	1,410,907	-
Total loans	10,022,306	-1,953,656
Securities purchased under agreements to resell	342,050	-
Other assets	400,604	-39,400
Total Exposure to Greek state	10,764,960	-1,993,056

Allowance for loan losses by portfolio segment
The following table provides the allowance for credit losses by portfolio segment and the respective recorded investment at December 31, 2010.

	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,157,423	965,380	2,122,803
of which:
for impaired loans	1,084,476	935,458	2,019,934
for non-impaired loans	72,947	29,922	102,869

Impaired loans	3,636,743	1,993,829	5,630,572
Non-impaired loans	22,938,866	25,413,249	48,352,115

Foreign
Allowance for loan losses at year end	519,917	532,685	1,052,602
of which:
for impaired loans	439,966	469,107	909,073
for non-impaired loans	79,951	63,578	143,529

Impaired loans	746,765	2,008,638	2,755,403
Non-impaired loans	10,222,773	11,766,988	21,989,761

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2011.
	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,954,921	3,478,907	5,433,828
of which:
for impaired loans	1,846,409	3,441,635	5,288,044
for non-impaired loans	108,512	37,272	145,784

Impaired loans	5,388,712	11,162,753	16,551,465
Non-impaired loans	19,972,757	15,661,261	35,634,018

Foreign
Allowance for loan losses at year end	606,107	510,700	1,116,807
of which:
for impaired loans	576,975	500,836	1,077,811
for non-impaired loans	29,132	9,864	38,996

Impaired loans	1,092,944	2,297,582	3,390,526
Non-impaired loans	9,677,971	10,732,008	20,409,979

Allowance for loan losses by portfolio segment and methodology

As discussed in Note 3 our methodology for estimating the allowance for loan losses has three primary components, specific allowances, coefficient analysis and homogeneous analysis, while the methodologies applied by our foreign subsidiaries and branches are similar to those employed by the Group for loans in Greece.

Loss forecast models utilized for portfolios of homogeneous loans consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures. The current macroeconomic conditions affect our default and recovery models gradually as more information regarding the performance and behavior of loan customers is gathered. Based on this information we adjust the “Loss-given-default” and “Probability of Default” parameters used for the estimation of allowance for loan losses, keeping the fundamental methodology intact, that is, we continue to calculate recoveries (and losses) based on realized cash inflows (“workout approach”)

As at December 31, 2011, we did not believe an adjustment to historical loss experience for changes in trends, conditions, and other relevant factors that affect repayment of the loans was necessary beyond the incorporation of current information in the data used to estimate the homogeneous allowances. In calculating our homogeneous allowances for loan losses we considered the following key factors:

Volume and severity of past-due and non-accruing loans:

The higher volume and severity of past due and non-accruing loans in 2011 automatically fed into the calculation of the allowance for loan losses by: (a) increasing the underlying pools on which we calculate a significant portion of the total loss allowances, (b) adjusting the loss rates by incorporating the most recent available information and (c) adjusting upwards the probability of default, which is estimated using data from the previous twelve months. The worsening of the quality of our loan portfolio in terms of delinquencies was the primary cause of the significant increase in of the allowance for loan losses based on homogeneous analysis.

As at December 31, 2011, we concluded that the incorporation of the current market conditions at that time in our methodology as described above was sufficient to estimate the allowance for probable loan losses as at December 31, 2011 and therefore did not further adjust historical loss experience.

Economic conditions and trends:

We believe that changes in national, regional and local economic business conditions impact repayment of loans. Specifically, at December 31, 2011, there was deterioration in Greek economic conditions as a result of the recession of the Greek economy and the adverse developments regarding the Greek public debt and fiscal deficit. That deterioration in economic conditions was reflected in our allowance for loan losses estimated as of December 31, 2011, in three ways: firstly, it resulted in an increase in the level of past due and non-accruing loans which affected the provisions as described above, secondly, it increased the probability of default in our assessment for incurred but not identified impairment in homogeneous loans and thirdly the decline in real estate prices was incorporated in our analysis, where applicable.

Therefore, as at December 31, 2011, we concluded that no further adjustment to the historical loss rates was necessary due to the current economic conditions, since the loss rates applied are long term averages based on long recovery periods for all portfolios assessed using the homogeneous analysis.

Lending policies and procedures

In response to the higher volume and severity of past due loans, we reviewed and tightened our credit approval criteria during 2010 and 2011, for example by lowering both the loan-to-value and the payment-to-income acceptable ratios. As a result, we expected that the quality of new loans granted after 2009 will be improved. However, the loans originated during 2010 and 2011 were not significant enough to cause a change in observed probabilities of default or loss given defaults. Accordingly, we did not adjust those variables as at December 31, 2011.

The following table set forth the allowances for loan losses by portfolio segment and by methodology and the respective recorded investment as at December 31, 2010 and December 31, 2011

December 31, 2010	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
	(EUR in thousands)

Specific allowance			908,611	564,598	908,611	564,598
Coefficient allowance			22,445,983	106,415	22,445,983	106,415
Homogeneous allowance	26,575,609	1,157,423	4,052,484	294,367	30,628,093	1,451,790
Foreign	10,969,538	519,917	13,775,626	532,685	24,745,164	1,052,602
Total loans	37,545,147	1,677,340	41,182,704	1,498,065	78,727,851	3,175,405

December 31, 2011	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
	(EUR in thousands)

Specific allowance	0	0	9,033,028	2,811,450	9,033,028	2,811,450
Coefficient allowance	0	0	14,155,120	198,160	14,155,120	198,160
Homogeneous allowance	25,361,469	1,954,616	3,635,866	469,602	28,997,335	2,424,218
Foreign	10,770,915	606,107	13,029,590	510,700	23,800,505	1,116,807
Total loans	36,132,384	2,560,723	39,853,604	3,989,912	75,985,988	6,550,635

The increase of loans for which a specific allowance has been accounted for also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI.

Collateral

The most common practice we use to mitigate credit risk is the taking of security for funds advances. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans and advances are:

•       mortgages over residential properties;

•       charges over business assets such as premises, ships;

•       vehicles, inventory and accounts receivable;

•       charges over financial instruments such as debt securities and equities;

•       cash collaterals; and

•       state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans and advances.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 538,316 thousand and EUR 1,216,833 thousand at December 31, 2010 and December 31, 2011, respectively. In general, a loan is classified as collateral dependent when the loan agreement is terminated, foreclosure is probable and as a result the impairment is measured based on the fair value of the collateral. The time between the termination of the agreement and the loan being classified as collateral dependent may vary significantly because the timing of both actions is determined on a case by case basis. In Greece, the typical length of time between classification of the loan as collateral dependent and foreclosure is about 4 years, however there are a number of cases in which this period can be prolonged because either injunctions to the foreclosure procedure are raised by the customer or third parties, or the procedure has been postponed due to a settlement or repayment. In Turkey and South Eastern Europe enforcement of collateral or exhaustion of legal actions take significantly less time than in Greece.

The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy.

The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates.

Collateral

The most common practice we use to mitigate credit risk is the taking of security for funds advances. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans and advances are:

•       mortgages over residential properties;

•       charges over business assets such as premises, ships;

•       vehicles, inventory and accounts receivable;

•       charges over financial instruments such as debt securities and equities;

•       cash collaterals; and

•       state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans and advances.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 538,316 thousand and EUR 1,216,833 thousand at December 31, 2010 and December 31, 2011, respectively. In general, a loan is classified as collateral dependent when the loan agreement is terminated, foreclosure is probable and as a result the impairment is measured based on the fair value of the collateral. The time between the termination of the agreement and the loan being classified as collateral dependent may vary significantly because the timing of both actions is determined on a case by case basis. In Greece, the typical length of time between classification of the loan as collateral dependent and foreclosure is about 4 years, however there are a number of cases in which this period can be prolonged because either injunctions to the foreclosure procedure are raised by the customer or third parties, or the procedure has been postponed due to a settlement or repayment. In Turkey and South Eastern Europe enforcement of collateral or exhaustion of legal actions take significantly less time than in Greece.

The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy.

The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates. According to the Group impairment methodology, corporate business units that are responsible for the impairment assessment have to ensure that in cases where cash flows are expected from collateral liquidation, collateral value has to be based on a recent (within the current year) independent appraisal from qualified appraiser, unless loan exposures are significantly lower than the collateral values.

Securitized loans and Covered bonds
Loans include securitized loans and loans used as collateral in the covered bonds programs, as follows:

Securitized loans	2010	2011
	(EUR in thousands)
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,161,510	1,035,809
Credit cards (Revolver 2008-1 Plc-December 2008)	1,244,399	1,065,395
Receivables from Public sector (Titlos Plc-February 2009)	5,276,774	4,760,210
Mortgages (Spiti Plc-September 2011)	0	1,677,571
Auto loans (Autokinito Plc-September 2011)	0	430,644
Consumer loans (Agorazo Plc-September 2011)	0	1,494,713
Total	7,682,683	10,464,342

Covered bonds	2010	2011
	(EUR in thousands)
Mortgages	15,561,399	16,550,590
of which eligible collateral	14,038,207	14,211,435

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2011:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class A	Consumer loans and credit card accounts	December 12, 2008	September 2020	1,000.0(1),(2)	Paid monthly at a fixed rate of 2.6% per annum
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class B	Consumer loans and credit card accounts	December 12, 2008	September 2020	268.9(2)	Paid monthly at a fixed rate of 2.9% per annum
Titlos Plc	Floating Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100.0(3)	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Spiti Plc	Asset Backed Floating Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500.0(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Spiti Plc	Asset Backed Floating Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	249.5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400.0(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	96.5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1,250.0(2)	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	412.8(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
(1)	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2010 and 2011, the balances of the subordinated loans were EUR 307.3 million and EUR 199.8 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.
On February 28, 2011, a) EUR 500.0 million class A notes were cancelled and b) the interest was changed from one month-Euribor plus 30 bps to fixed 2.6% on the class A notes and from one-month Euribor plus 60 bps to fixed 2.9% on the class B notes. The class A notes have been rated B- by Fitch and CCC by Standard and Poor's.
(2)	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
(3)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors.

With respect to all the above securitization transactions, the Bank has sold and assigned certain of its loans to VIEs. The VIEs have paid for the receivables acquired from the Bank with the proceeds from the issuance of the secured notes, which have been acquired by the Bank. Since the Bank has purchased and continuously owns all issued secured notes and, therefore, is the primary beneficiary of the above VIEs, we have not applied sales accounting at Group level for the above transactions. That is, in our consolidated financial statements, the loans are not derecognized and continue to be presented within "Loans" on our consolidated balance sheets. For the same reason we do not record a liability with respect to the notes issued or a servicing asset or liability.

Additionally, the following transaction was unwound with the loans being sold back to the transferor in exchange for the notes:
Issuer	Description	Type of collateral	Issue date	Maturity date	Cancelled date	Nominal amount in million EUR	Interest rate
Eterika Plc	Asset Backed Floating Rate Notes- Class A	Commercial loans	July 31, 2008	June 2035	May 2010	975.0	Paid quarterly at a rate of three-month Euribor plus 30 bps
Eterika Plc	Asset Backed Floating Rate Notes- Class B	Commercial loans	July 31, 2008	June 2035	May 2010	365.0	Paid quarterly at a rate of three-month Euribor plus 250 bps

All of the above notes issued were not presented within “Long-term debt” and the loans were not derecognized as the Bank is the owner of the issued secured notes and primary beneficiary of the above VIEs.

Covered bonds
Under the covered bond Programs I and II, the Bank has the following covered bond series in issue as at December 31, 2011:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program I(1)	Third Series(3)	Residential mortgage loans	October 7, 2009	October 2016	1,500.0	Paid annually at a fixed coupon rate of 3.875%
Program II(2)	First Series(4)	Residential mortgage loans	June 24, 2010	June 2015 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps
Program II(2)	Second Series(4)	Residential mortgage loans	June 24, 2010	June 2017 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps
Program II(2)	Third Series(4)	Residential mortgage loans	June 24, 2010	June 2019 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Fourth Series	Residential mortgage loans	November 25, 2010	November 2018 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps
Program II(2)	Fifth Series(5)	Residential mortgage loans	May 6, 2011	September 2013 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Sixth Series	Residential mortgage loans	May 6, 2011	September 2014 (with an additional ten-year extension option)	1,300.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps
(1)	EUR 10.0 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated B1 by Moody's and BB- by Fitch.
(2)	EUR 15.0 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated B1 by Moody's and BBB- by Fitch.
(3)	This issue is presented within ''Long-term debt''(see Note 24) since all bonds were sold to domestic and foreign investors.
(4)	Initially, on June 24, 2010 the Bank issued the three Series of EUR 1.0 billion each and on July 29, 2010, the Bank issued the second tranches of EUR 500.0 million each. On September 24, 2010 the two tranches of each Series were funged.
(5)	Initially, on May 6, 2011 the Bank issued the fifth Series of EUR 500.0 million and on June 20, 2011, the Bank issued the second tranche of EUR 1.0 billion and funged.

Other than the third Series of Program I, all the above issues have not been sold to investors, are held by the Bank and therefore are not presented within ''Long-term debt'' (see Note 24).
Information regarding covered bonds can be found at the Bank’s website (www.nbg.gr) under "Investor Relations\Debt Investors".

Furthermore, the Bank, in 2010 and 2011, has cancelled the following issues under the covered bond Program I of EUR 10.0 billion:
Series number	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
Fourth Series	March 18, 2010	November 30, 2010	1.5	billion	1,000.0
First Series	November 28, 2008	May 6, 2011	1.0	billion	650.0
Second Series	November 28, 2008	May 6, 2011	1.0	billion	800.0
Fifth Series	May 11, 2010	May 6, 2011	1.0	billion	350.0
Second Series	November 28, 2008	June 2, 2011	1.0	billion	150.0
First Series	November 28, 2008	June 20, 2011	1.0	billion	300.0
Fifth Series	May 11, 2010	June 20, 2011	1.0	billion	650.0
First Series	November 28, 2008	August 3, 2011	1.0	billion	50.0(1)
Second Series	November 28, 2008	August 3, 2011	1.0	billion	50.0(1)
(1)	Repurchase and cancellation of EUR 50.0 million covered bonds, as these issues were sold on September 1, 2009 to institutional investors and presented within “Long-term debt” (see Note 24).